CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
ASSETS
Real estate properties, net of accumulated depreciation of $41,995 and $34,142	$ 759,576	$ 591,727
Real estate loan	19,500	0
Cash and cash equivalents	27,399	15,556
Restricted cash	7,383	6,518
Deposits and escrows	18,972	12,782
Other assets	8,073	6,882
Assets of discontinued operations	0	163,545
Real estate properties held for sale	33,996	23,859
Total Assets	874,899	820,869
Liabilities:
Mortgages payable, net of deferred costs of $5,873 and $4,905	588,457	451,159
Junior subordinated notes, net of deferred costs of $402 and $422	36,998	36,978
Accounts payable and accrued liabilities	20,716	14,780
Liabilities of discontinued operations	0	138,530
Mortgage payable held for sale	27,052	19,248
Total Liabilities	673,223	660,695
Commitments and contingencies
Preferred shares, $1 par value:
Authorized 10,000 shares, none issued	0	0
Shares of beneficial interest, $3 par value:
Authorized number of shares, unlimited, 13,232 and 13,428 issued	39,696	40,285
Additional paid-in capital	161,321	161,842
Accumulated other comprehensive loss	(1,602)	(58)
Accumulated deficit	(48,125)	(79,414)
Total BRT Realty Trust shareholders' equity	151,290	122,655
Non-controlling interests	50,386	37,519
Total Equity	201,676	160,174
Total Liabilities and Equity	$ 874,899	$ 820,869